UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  09/30/01

Check here if Amendment [  ]; Amendment Number:  ____
  This Amendment (Check only one.):	[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		D. J. St. Germain Co., Inc.
Address: 	1500 Main Street
		Springfield, MA 01115


13F File Number:  28-06725

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	R. Gregory Gale
Title:	VP, Corporate Operations
Phone:	413-733-5111

Signature, Place, and Date of Signing:

	R. Gregory Gale             Springfield, MA            11/15/01


Report Type (Check only one.):

[XX]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[  ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:	"0"

Form 13F Information Table Entry Total:	49

Form 13F Information Table Value Total:	$396316
					(thousands)


List of Other Included Managers:

"NONE"

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABORATORIES (ABT)      COM              002824100    16214 312711.00SH       SOLE                312711.00
AIR PRODS & CHEMS INC COM      COM              009158106    11526 298744.00SH       SOLE                298744.00
ALBERTSONS INC COM             COM              013104104     6682 209588.00SH       SOLE                209588.00
ALLSTATE CORP (ALL)            COM              020002101     8916 238703.00SH       SOLE                238703.00
AMERICAN EXPRESS CO COM        COM              025816109     9767 336100.00SH       SOLE                336100.00
AMERICAN INT'L GROUP, INC(AIG) COM              026874107    15763 202090.00SH       SOLE                202090.00
ANHEUSER BUSCH COS INC (BUD)   COM              035229103    14860 354826.00SH       SOLE                354826.00
AT&T CORP.(T)                  COM              001957109     6191 320778.00SH       SOLE                320778.00
AT&T WIRELESS SVCS INC COM     COM              00209A106     1554 104014.00SH       SOLE                104014.00
BANK NEW YORK INC COM          COM              064057102     5036 143886.00SH       SOLE                143886.00
BANK ONE CP-NEW (ONE)          COM              06423A103     2199 69885.00 SH       SOLE                 69885.00
BECTON DICKINSON CORP (BDX)    COM              075887109    13506 365025.00SH       SOLE                365025.00
BP AMOCO P L C SPONSORED ADR   COM              055622104      375  7621.00 SH       SOLE                  7621.00
BRISTOL MYERS SQUIBB (BMY)     COM              110122108      328  5897.00 SH       SOLE                  5897.00
CARNIVAL CORP.(CCL)            COM              143658102     5160 234350.00SH       SOLE                234350.00
CITIGROUP, INC.                COM              172967101    11579 285892.92SH       SOLE                285892.92
COMPUTER SCIENCES CORP COM     COM              205363104     7151 215581.00SH       SOLE                215581.00
CONAGRA, INC.(CAG)             COM              205887102     2445 108909.00SH       SOLE                108909.00
CROWN CORK & SEAL INC (CCK)    COM              228255105      163 71200.00 SH       SOLE                 71200.00
DANA CORP COM                  COM              235811106     4085 261850.00SH       SOLE                261850.00
DEERE & CO (DE)                COM              244199105     4114 109377.00SH       SOLE                109377.00
DIEBOLD INC. (DBD)             COM              253651103     6947 182338.00SH       SOLE                182338.00
DONNELLEY R R & SONS COM       COM              257867101     2338 86450.00 SH       SOLE                 86450.00
EXXONMOBIL CORP (XOM)          COM              30231G102     8436 214117.00SH       SOLE                214117.00
FORD MOTOR CO (F)              COM              345370860     6355 366291.00SH       SOLE                366291.00
GENERAL ELECTRIC CO. (GE)      COM              369604103    12805 344224.00SH       SOLE                344224.00
ILLINOIS TOOL WKS INC COM      COM              452308109     7473 138100.00SH       SOLE                138100.00
INTEL CORP (INTC)              COM              458140100    15925 779103.00SH       SOLE                779103.00
INTERNATIONAL BUS MACH COM     COM              459200101    10382 113193.00SH       SOLE                113193.00
KIMBERLY-CLARK CORP.(KMB)      COM              494368103    24918 401900.00SH       SOLE                401900.00
LOWES COS INC COM              COM              548661107    16463 520160.00SH       SOLE                520160.00
MARRIOTT INTL INC NEW CL A     COM              571903202    11151 333875.00SH       SOLE                333875.00
MASCO CORP.(MAS)               COM              574599106    10658 521433.00SH       SOLE                521433.00
MATTEL, INC (MAT)              COM              577081102     3139 200475.00SH       SOLE                200475.00
MAY DEPT STORES CO COM         COM              577778103     4354 150041.00SH       SOLE                150041.00
MICROSOFT CORP COM             COM              594918104      208  4056.00 SH       SOLE                  4056.00
NORFOLK SOUTHERN CORP (NSC)    COM              655844108     3560 220832.00SH       SOLE                220832.00
PEPSICO INC COM                COM              713448108    17960 370316.00SH       SOLE                370316.00
PFIZER, INC (PFE)              COM              717081103      289  7202.00 SH       SOLE                  7202.00
PITNEY BOWES INC COM           COM              724479100    10590 277238.00SH       SOLE                277238.00
SCHERING PLOUGH CORP COM       COM              806605101    20337 548169.00SH       SOLE                548169.00
SONOCO PRODUCTS (SON)          COM              835495102     3824 162733.00SH       SOLE                162733.00
SOUTHWEST AIRLINES (LUV)       COM              844741108    10545 710613.00SH       SOLE                710613.00
TEXACO, INC. (TX)              COM              881694103    22366 344099.00SH       SOLE                344099.00
UNITED PARCEL SERVICE CL B     COM              911312106     3905 75125.00 SH       SOLE                 75125.00
WACHOVIA CORP (WB)             COM              929903102     2785 89850.00 SH       SOLE                 89850.00
WELLS FARGO & CO (WFC)         COM              949746101     9229 207635.00SH       SOLE                207635.00
XEROX CORP. (XRX)              COM              984121103     1235 159350.00SH       SOLE                159350.00
CHITTENDEN CORPORATION (CHZ)   COM - ON DEPOSIT 170228100      523 20597.00 SH       SOLE                 20597.00